CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Share capital	Share premium	Reserve participating interest	Capitalized development cost	Translation reserve	Accumulated deficit
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2017	579,015,000
Equity at beginning of period at Dec. 31, 2017	€ 16,110	€ 5,790	€ 363,818	€ 0	€ 0	€ (938)	€ (352,560)
Profit for the year	24,993						24,993
Other comprehensive income (loss) for the year	348					348
Total comprehensive income for the year	25,341					0	24,993
Legal reserves	0				2,237		(2,237)
Share-based compensation	3,889						3,889
Bonuses settled in shares	(664)						(1,964)
Shares issued for cash/ conversion of bonds	€ 3,145
Number of warrants exercised or issued (in shares)	14,802,056
Warrants exercised	€ 6,142
Options exercised / LTIP shares issued	7,788						(5,757)
Total transactions with owners, recognized directly in equity	€ 20,300				2,237		(6,069)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2018	621,501,000
Equity at ending of period at Dec. 31, 2018	€ 61,751	6,215	387,525	0	2,237	(590)	(333,636)
Profit for the year	36,195						36,195
Other comprehensive income (loss) for the year	(39)					(39)
Total comprehensive income for the year	36,156					(39)	36,195
Legal reserves	0				2,110		(2,110)
Share-based compensation	€ 3,825						3,825
Bonuses settled in shares (in shares)	6,000
Bonuses settled in shares	€ 6	0	6
Shares issued for cash/ conversion of bonds (in shares)	1,662,000
Shares issued for cash/ conversion of bonds	€ 0	17	228				(245)
Number of warrants exercised or issued (in shares)	240,000
Warrants exercised	€ 236	2	234
Options exercised (in shares)	7,914,000
Options exercised / LTIP shares issued	€ 2,705	79	4,273				(1,647)
Transactions with owners, equity, number of shares (in shares)	9,822,000
Total transactions with owners, recognized directly in equity	€ 6,772	98	4,741		2,110	0	(177)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2019	631,323,000
Equity at ending of period at Dec. 31, 2019	€ 104,679	6,313	392,266	0	4,347	(629)	(297,618)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2018	621,501,000
Equity at beginning of period at Dec. 31, 2018	€ 61,751	6,215	387,525	0	2,237	(590)	(333,636)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2020	638,821,000
Equity at ending of period at Dec. 31, 2020	€ 149,377	6,388	396,799	544	4,443	(646)	(258,151)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2019	631,323,000
Equity at beginning of period at Dec. 31, 2019	€ 104,679	6,313	392,266	0	4,347	(629)	(297,618)
Profit for the year	33,035						33,035
Other comprehensive income (loss) for the year	(17)					(17)	0
Total comprehensive income for the year	33,018					(17)	33,035
Legal reserves	0			544	96		(640)
Income tax credit from excess tax deductions related to share-based payments	2,066						2,066
Share-based compensation	€ 5,721						5,721
Bonuses settled in shares (in shares)	34,000
Bonuses settled in shares	€ 45	0	45
Value conversion rights of convertible bonds	€ 1,405						1,405
Number of warrants exercised or issued (in shares)	60,000
Warrants exercised	€ 79	1	78
Options exercised (in shares)	7,404,000
Options exercised / LTIP shares issued	€ 2,364	74	4,410				(2,120)
Transactions with owners, equity, number of shares (in shares)	7,498,000
Total transactions with owners, recognized directly in equity	€ 11,680	75	4,533	544	96	0	6,432
Number of shares outstanding at end of period (in shares) at Dec. 31, 2020	638,821,000
Equity at ending of period at Dec. 31, 2020	€ 149,377	€ 6,388	€ 396,799	€ 544	€ 4,443	€ (646)	€ (258,151)